Cover	Aug. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2026
Entity File Number	001-41832
Entity Registrant Name	Quetta Acquisition Corporation
Entity Central Index Key	0001978528
Entity Tax Identification Number	93-1358026
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	612-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Title of 12(b) Security	Units
Trading Symbol	QETAU
Security Exchange Name	NASDAQ
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	QETA
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	QETAR
Security Exchange Name	NASDAQ